Property, plant and equipment (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 34,328
Ending balance	188,861	€ 34,328
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	44,945
Additions	243,830	44,945
Ending balance	288,775	44,945
Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(10,617)
Depreciation	89,297	10,617
Ending balance	€ (99,914)	€ (10,617)